Stockholders' Equity and Partners' Capital - Restricted Common Stock Activity (Details) - Restricted Common Stock - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Restricted Common Stock
Balance as of beginning of period (shares)	487,850	463,050	463,050
Granted (shares)	225,006	174,948
Vested (shares)	(195,559)	(114,529)
Forfeited (shares)	(22,167)	(19,898)
Balance as of end of period (shares)	495,130	503,571	487,850
Weighted Average Grant Date Fair Value
Balance as of beginning of period (usd per share)	$ 23.13	$ 20.90	$ 20.90
Granted (usd per share)	27.49	26.95
Vested (usd per share)	22.84	21.89
Forfeited (usd per share)	26.10	22.75
Balance as of end of period (usd per share)	$ 25.09	$ 22.63	$ 23.13